Label	Element	Value
Invesco Global Short Term High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED JUNE 22, 2023 TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2023,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Global Short Term High Yield Bond ETF (PGHY)
(the “Fund”)
Important Notice Regarding Changes in the Name, Investment Objective,
Underlying Index, Index Provider and Principal Investment Strategy
of the Fund
At a meeting held on June 22, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the name, investment objective, underlying index, index provider and principal investment strategy of the Fund. These changes will be effective after the close of markets on August 25, 2023 (the “Effective Date”).
Therefore, after the close of markets on the Effective Date, the following changes will occur:
1.) Name Change. The Fund’s name will change to Invesco Global ex-US High Yield Corporate Bond ETF.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco Global Short Term High Yield Bond ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 80% of its total assets in the components that comprise the New Underlying Index.
Please Retain This Supplement For Future Reference.